Schedule of cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 6	₨ 472	₨ 1,742	₨ 2,859
Credit card collection in hand	1,042	76,193	23,864	390,335
Balances with bank		1,634,924	1,339,764
Total	$ 23,402	₨ 1,711,589	₨ 1,365,370	₨ 2,161,014